STOCK BASED COMPENSATION (Details 4) - Warrant [Member] - $ / shares		12 Months Ended
	Feb. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share, Outstanding Number		20,591,686	7,946,210
Share, Granted		5,433,230	12,645,476
Share, Exercised		13,330,539	0
Share, Forfeited		0	0
Share, Outstanding Number		12,694,377	20,591,686	7,946,210
Weighted- Average Exercise Price, Outstanding		$ 0	$ 0
Weighted- Average Exercise Price, Granted		0.0818	0.0818
Weighted- Average Exercise Price, Exercised		0	0
Weighted- Average Exercise Price, Forfeited		0	0
Weighted- Average Exercise Price, Outstanding		$ 0.0818	$ 0	$ 0
Weighted Average Term (Years), Warrants outstanding	4 years 6 months		0 years	0 years
Weighted Average Term (Years), Granted		4 years 6 months	4 years 6 months 18 days